Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	NEXXEN INTERNATIONAL LTD.
Entity Central Index Key	0001849396
Document Type	20-F
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	146,162,009
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	L3
Entity File Number	001-40504
Entity Address, Address Line One	82 Yigal Alon Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6789124
Entity Address, Country	IL
Title of 12(b) Security	American Depositary Shares
Trading Symbol	NEXN
Security Exchange Name	NASDAQ
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Auditor Firm ID	1057
Auditor Location	Tel-Aviv, Israel
Auditor Name	Somekh Chaikin
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	82 Yigal Alon Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6789124
Entity Address, Country	IL
Contact Personnel Name	Sagi Niri
City Area Code	972
Local Phone Number	3-545-3900
Contact Personnel Email Address	sniri@nexxen.com